Earnings per share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings per share [Abstract]
Computation of Basic and Diluted Earnings Per Share
	Six months ended June 30,
	2014	2015
	US$	US$
	(Unaudited)	(Unaudited)
Numerator:
Net income	21,472,519	24,672,899
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic	21,472,519	24,672,899
Interest expense associated with the Convertible Note	1,424,011	-

Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	22,896,530	24,672,899
Denominator:
Number of shares outstanding, basic	154,136,492	147,035,708
Convertible Note	25,253,670	-
Stock options	704,542	202,442

Number of shares outstanding-diluted	180,094,704	147,238,151

Basic earnings per share	0.14	0.17

Diluted earnings per share	0.13	0.17